Accounts Receivable, Net (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	¥ 928,884		¥ 1,028,070
Less: allowance for doubtful accounts	(614,246)		(557,073)
Accounts receivable	314,638	$ 44,316	470,997
Real estate developers
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	927,973		1,023,787
Individual customers
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	¥ 911		¥ 4,283